Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Intangible Assets, Net [Abstract]
Licensed digital assets		$ 2,080,000	$ 2,080,000
Less: accumulated amortization		(485,333)	(277,333)
Less: Impairment	[1]	(900,000)
Intangible assets, net		$ 694,667	$ 1,802,667

[1]	Due to fluctuations in the external environment, particularly the rapid iteration of artificial intelligence technologies, and changes in internal operations, the Company performed a recoverability test on intangible assets. The results indicated that the relevant long-lived assets were impaired as of December 31, 2025. As the estimated fair value of these assets was below their carrying amount, the Company recognized an impairment loss of $900,000.